Subsequent Events (Details) - shares							6 Months Ended
	Oct. 06, 2025	Aug. 22, 2025	Jun. 11, 2025	Sep. 16, 2021	May 17, 2021	Mar. 24, 2020	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Ordinary shares issued			100
Shares issued							13,438,034	12,000,534
Preferred shares issued
Sold shares				6,002,670
Son I Tam [Member]
Subsequent Events [Line Items]
Ordinary shares issued					1,900	490
Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred shares issued		100,000,000
Percentage of share capital		1.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting rights							one
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sold shares	11,500
Current holding shares	14,500
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued		800,000,000
Shares issued		800,000,000
Voting rights		20
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Son I Tam [Member]
Subsequent Events [Line Items]
Shares repurchased		10,800,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting rights							20
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Converted shares	26,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued		10,800,000
Shares issued		100,000,000
Voting rights		20
Shares repurchased		10,800,000